Shareholders' Equity - Stock Options Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aggregate Intrinsic Value
Ending stock price (in dollars per share)	$ 53.64	$ 100.31
Stock Options
Stock options activity
Outstanding at the beginning of the year (in shares)	190	234	923
Exercised (in shares)	(34)	(26)	(674)
Cancelled/expired/forfeited (in shares)	(1)	(18)	(15)
Outstanding at the end of the year (in shares)	155	190	234	923
Vested and expected to vest at the end of the year (in shares)	155	190
Exercisable at the end of the year (in shares)	153	117
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 38.86	$ 38.41	$ 44.83
Exercised (in dollars per share)	43.85	35.69	47.26
Cancelled/expired/forfeited (in dollars per share)	35.69	37.61	35.69
Outstanding at the end of the year (in dollars per share)	37.75	38.86	$ 38.41	$ 44.83
Vested and expected to vest at the end of the year (in dollars per share)	37.75	38.86
Exercisable at the end of the year (in dollars per share)	$ 37.77	$ 39.74
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	1 year 11 months 5 days	2 years 6 months 22 days	3 years 7 months 17 days	3 years 4 months 13 days
Vested and expected to vest at the end of the year	1 year 11 months 5 days	2 years 6 months 22 days
Exercisable at the end of the year	1 year 11 months 5 days	2 years 3 months 22 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 2,467	$ 11,693	$ 5,226	$ 5,208
Vested and expected to vest at the end of the year	2,467	11,693
Exercisable at the end of the year	2,435	7,063
Total intrinsic value of options exercised	1,500	1,600	22,000
Cash received from the exercises of stock option	1,500	900	$ 31,900
Unrecognized compensation cost	$ 20	$ 1,200
Weighted-average period of unrecognized compensation cost	15 days